INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Summary of significant influence is valued by the equity method (Detail) - ARS ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Investments in associates	$ 2,704,791	$ 5,342,615
Play Digital S.A.
Disclosure of subsidiaries [line items]
Equity Investment	14.477%
Investments in associates	$ 2,704,791	$ 5,342,615